Consolidated Statements of Changes in Equity - CAD CAD in Millions	Total	Issued capital [member] Class A Common Shares [member]	Issued capital [member] Class B subordinate voting shares [member]	Retained earnings [member]	Additional paid-in capital [member]	Accumulated other comprehensive income attributable to shareholders of the company [member]	Non-controlling interests [member]
Beginning of year at Dec. 31, 2015		CAD 7	CAD 6,627	CAD 9,174	CAD 173	CAD 426	CAD 230
Profit for the year attributable to non-controlling interests	CAD 1						1
Profit for the year attributable to shareholders of the company	1,040			1,040
Share option compensation expense (Note 23(c))					22
Other comprehensive income (loss)	15					15
Dividends declared (Note 23(g))				(58)
Transfer to Class B subordinate voting shares on exercise of options					(2)
Less remeasurements of retirement benefit plans recorded in retained earnings						(19)
Issued on exercise of options (Note 23(c))			10
Purchase of non-controlling interests				8			(46)
Remeasurements of retirement benefit plans				19
Other							(5)
Dividends or distributions							(21)
End of year at Dec. 31, 2016	17,601	7	6,637	10,183	193	422	159
Profit for the year attributable to non-controlling interests	29						29
Profit for the year attributable to shareholders of the company	2,509			2,509
Share option compensation expense (Note 23(c))					17
Other comprehensive income (loss)	(29)					(29)
Other comprehensive loss attributable to non-controlling interests	(8)						(8)
Dividends declared (Note 23(g))				(344)
Transfer to Class B subordinate voting shares on exercise of options					(8)
Less remeasurements of retirement benefit plans recorded in retained earnings						(129)
Share repurchases (Note 23(h))			(69)	(106)
Issued on exercise of options (Note 23(c))			34
Class A share conversion (Note 23(b))		(1)	1
Purchase of non-controlling interests				(63)
Acquisition of AQM Copper Inc.							18
Remeasurements of retirement benefit plans				129
Dividends or distributions							(56)
End of year at Dec. 31, 2017	CAD 19,525	CAD 6	CAD 6,603	CAD 12,308	CAD 202	CAD 264	CAD 142